Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Current liabilities
Current liabilities

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Borrowings	4,771	1,135
Lease liabilities	1,534	1,260
Derivative financial instruments	3,995	839
Trade payables	191	221
Social securities and other taxes	1,230	22
Pension premiums	—	6
Deferred income	5,115	700
Accrued expenses and other liabilities	10,760	6,118
	27,596	10,301